Schedule of Maturities Principal and Interest payments (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Debt Disclosure [Abstract]
2023
2024		3,914,321
2025	3,986,662	308,591
2026	405,957	308,591
2027	405,957	308,591
2028	405,957	308,591
2029	405,957	201,204
2030	405,957	71,911
2031	340,441	49,613
2032	283,173	49,613
2033	204,066	45,477
2034	103,973
2035 - 2044	922,351
Total bank borrowings repayments	7,870,451	5,566,503
Less: imputed interest	(1,018,218)	(244,385)
Total bank borrowings recognized in the Consolidated Balance Sheet	$ 6,852,233	$ 5,322,118